UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tom Glaser
Title:  CFO
Phone:  (415) 874-4803

Signature,  Place,  and  Date  of  Signing:

/s/ Tom Glaser                     San Francisco, CA                  1/28/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

NONE
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $       96,937
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

      NONE
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ --------
AFFYMAX INC                  COM             00826A109     4725   191000 SH       SOLE                   0      0   191000
ALLOS THERAPEUTICS INC       COM             019777101     6622  1006353 SH       SOLE                   0      0  1006353
ARTHROCARE CORP              COM             043136100    11259   475081 SH       SOLE                   0      0   475081
ARYX THERAPEUTICS INC        COM             043387109     6578  2049339 SH       SOLE                   0      0  2049339
BIOSPECIFICS TECHNOLOGIES    COM             090931106     8713   296858 SH       SOLE                   0      0   296858
CVS CAREMARK CORP            COM             126650100     6999   217300 SH       SOLE                   0      0   217300
DENDREON CORP                COM             24823Q107     8954   340700 SH       SOLE                   0      0   340700
HEARTWARE INTERNATIONAL INC  COM             422368100     7808   220131 SH       SOLE                   0      0   220131
INVERNESS MEDICAL INNOVATION COM             46126P106     9314   224381 SH       SOLE                   0      0   224381
PFIZER INC                   COM             717081103    12352   679073 SH       SOLE                   0      0   679073
RAPTOR PHARMACEUTICAL CORP   COM             75382F106     2145  1172085 SH       SOLE                   0      0  1172085
INTERMUNE INC                NOTE 0.250% 3/0 45884XAC7    11468 10650000 PRN      SOLE                   0      0 10650000


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